Summary of Significant Accounting Policies (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) item Customers	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Provision for doubtful accounts | $	$ 20	$ 20
Number of major customers | Customers	3
Percentage of revenue contributed by major customers	35.00%
Number of operating segments	1
Number of reporting units	1
Weighted average interest rate	2.58%
Remaining lease terms	7 years 6 months
Options to extend leases	5 years